Bank Borrowings	12 Months Ended
Mar. 31, 2025
Bank Borrowings [Abstract]
BANK BORROWINGS

NOTE 8 — BANK BORROWINGS

			As of March 31,
	Term of repayments	Effective interest rate	2025	2024
			US$	US$
SME instalment loan	5 years	9.22%	23,919	113,677
SME instalment loan	5 years	7.56%	414,490	507,751
SME instalment loan	3 years	2.75%	600,784	—
Bank borrowings – current and portion			1,039,193	621,428

	As of March 31,
	2025	2024
	US$	US$
Representing:
Within 12 months	184,334	187,288
Over 1 year	854,859	434,140
	1,039,193	621,428

As of March 31, 2025, bank borrowing as obtained from a financial institution in Hong Kong, which bear annual interest at a fixed rate from 7.56% to 9.22% and are repayable by monthly instalments from 3 years to 5 years. The Company’s bank borrowings are guaranteed loans with other terms and conditions.

Interest related to the bank borrowings was approximately US$35,673 and US$60,541 for the financial year ended March 31, 2024 and 2025, respectively.